RELATED PARTY TRANSACTIONS (Details)		1 Months Ended	6 Months Ended		12 Months Ended
		Jul. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) Employee	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Employee Aircraft Extension	Dec. 31, 2014 USD ($) Aircraft		Dec. 31, 2013 USD ($)
Related Party Transactions [Abstract]
Number of employees | Employee			0		0
Number of aircraft purchased | Aircraft					9	22
New shares issued (in shares) | shares		13,142,856
Public offering price (in dollars per share) | $ / shares		$ 14.00
Proceeds from issuance of shares		$ 172,600,000			$ 0	$ 0	[1]	$ 172,595,000	[1]
Fixed Management Expenses [Member]
Related Party Transactions [Abstract]
Annual fee with related party			$ 5,700,000	$ 10,700,000
Disposition Fees for ECAF-I Transaction [Member]
Related Party Transactions [Abstract]
Number of aircraft purchased | Aircraft					2
Manager [Member] | Reimbursable Expenses Under Agreements [Member]
Related Party Transactions [Abstract]
Expenses with related party					$ 300,000	300,000
Manager [Member] | Origination Fees [Member]
Related Party Transactions [Abstract]
Expenses with related party					1,000,000	3,100,000		2,500,000
Charges from related party					9,200,000	12,800,000		9,500,000
Manager [Member] | Fixed Management Expenses [Member]
Related Party Transactions [Abstract]
Expenses with related party					8,200,000	10,600,000		10,500,000
Quarterly fee with related party				$ 2,500,000
Manager [Member] | Disposition Fees [Member]
Related Party Transactions [Abstract]
Expenses with related party					$ 15,600,000	2,200,000		2,000,000
Percentage of aggregate gross proceeds from disposition of aircraft					1.50%
Manager [Member] | Fixed Management Fee [Member]
Related Party Transactions [Abstract]
Adjustment for percentage change in book value of aircraft portfolio during preceding year					0.30%
Adjustment for percentage change in book value of aircraft portfolio in excess of $2.0 billion					0.25%
Number of automatic extensions | Extension					1
Term of extension					5 years
Termination notice period					12 months
Initial term of agreement					10 years
Manager [Member] | Fixed Management Fee [Member] | Minimum [Member]
Related Party Transactions [Abstract]
Charges from related party					$ 5,000,000
Manager [Member] | Fixed Management Fee [Member] | Maximum [Member]
Related Party Transactions [Abstract]
Charges from related party					12,000,000
Adjustment increase over book value of post ECAF-I Transaction portfolio					2,000,000,000
Manager [Member] | Non-Renewal Fee [Member]
Related Party Transactions [Abstract]
Charges from related party					$ 6,000,000
Adjustment percentage of excess Management Expenses over threshold					50.00%
Manager [Member] | Disposition Fees for ECAF-I Transaction [Member]
Related Party Transactions [Abstract]
Percentage of aggregate gross proceeds from disposition of aircraft					1.20%
BBAM [Member]
Minimum Long-Term Contractual Obligations [Abstract]
2016			9,501,000		$ 9,501,000
2017			9,446,000		9,446,000
2018			9,335,000		9,335,000
2019			9,194,000		9,194,000
2020			9,065,000		9,065,000
Thereafter			47,308,000		47,308,000
Total			93,849,000		93,849,000
BBAM [Member] | Base and Rent Fees Under Agreements [Member]
Related Party Transactions [Abstract]
Expenses with related party					15,200,000	14,400,000		12,100,000
BBAM [Member] | Fixed Administrative Services Fees [Member]
Related Party Transactions [Abstract]
Expenses with related party					2,100,000	$ 2,100,000		$ 1,900,000
BBAM [Member] | Fixed Administrative Services Fees [Member] | B&B Air Funding [Member]
Minimum Long-Term Contractual Obligations [Abstract]
2016	[2]		851,000		851,000
2017	[2]		851,000		851,000
2018	[2]		851,000		851,000
2019	[2]		851,000		851,000
2020	[2]		851,000		851,000
Thereafter	[2]		5,997,000		5,997,000
Total	[2]		10,252,000		10,252,000
BBAM [Member] | Fixed Management Expenses [Member]
Minimum Long-Term Contractual Obligations [Abstract]
2016	[2]		5,722,000		5,722,000
2017	[2]		5,722,000		5,722,000
2018	[2]		5,722,000		5,722,000
2019	[2]		5,722,000		5,722,000
2020	[2]		5,722,000		5,722,000
Thereafter	[2]		25,752,000		25,752,000
Total	[2]		54,362,000		54,362,000
BBAM [Member] | Fixed Base Fees [Member]
Minimum Long-Term Contractual Obligations [Abstract]
2016	[2]		2,043,000		2,043,000
2017	[2]		2,043,000		2,043,000
2018	[2]		2,043,000		2,043,000
2019	[2]		2,043,000		2,043,000
2020	[2]		2,043,000		2,043,000
Thereafter	[2]		14,391,000		14,391,000
Total	[2]		24,606,000		24,606,000
BBAM [Member] | Fixed Base Fees [Member] | B&B Air Funding [Member]
Related Party Transactions [Abstract]
Monthly fee with related party					150,000
BBAM [Member] | Fixed Administrative Services Fee Under Term Loan [Member]
Related Party Transactions [Abstract]
Monthly fee with related party					10,000
Minimum Long-Term Contractual Obligations [Abstract]
2016	[3]		381,000		381,000
2017	[3]		348,000		348,000
2018	[3]		295,000		295,000
2019	[3]		228,000		228,000
2020	[3]		114,000		114,000
Thereafter	[3]		240,000		240,000
Total	[3]		1,606,000		1,606,000
BBAM [Member] | Fixed Administrative Services Fee Under Fly Acquisition II Facility [Member]
Related Party Transactions [Abstract]
Monthly fee with related party					$ 10,000
BBAM [Member] | Rent Fee for Aircraft Financed by Securitization Notes [Member] | B&B Air Funding [Member]
Related Party Transactions [Abstract]
Percentage of aircraft rent due					1.00%
Percentage of aircraft rent collected					1.00%
BBAM [Member] | Servicing Fee for All Other Aircraft [Member]
Related Party Transactions [Abstract]
Percentage of aircraft rent collected					3.50%
BBAM [Member] | Fixed Administrative Agency Fee [Member]
Related Party Transactions [Abstract]
Monthly fee per aircraft with related party					$ 1,000
Minimum Long-Term Contractual Obligations [Abstract]
2016	[3]		504,000		504,000
2017	[3]		482,000		482,000
2018	[3]		424,000		424,000
2019	[3]		350,000		350,000
2020	[3]		335,000		335,000
Thereafter	[3]		928,000		928,000
Total	[3]		$ 3,023,000		3,023,000
BBAM [Member] | Fixed Administrative Agency Fee [Member] | B&B Air Funding [Member]
Related Party Transactions [Abstract]
Charges from related party					$ 750,000
Certain Officers and Directors [Member]
Related Party Transactions [Abstract]
New shares issued (in shares) | shares		142,857
Public offering price (in dollars per share) | $ / shares		$ 14.00
Proceeds from issuance of shares		$ 2,000,000

[1]	As restated
[2]	Amounts in the table assume Consumer Price Index ("CPI") rates in effect as of December 31, 2015 remain constant in future periods.
[3]	Assumes number of aircraft at December 31, 2015 remains the same for future periods.